Label	Element	Value
Pacer Swan SOS Flex (January) ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $6.56 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	103.60%
Pacer Swan SOS Flex (January) ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.08 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.30%
Pacer Swan SOS Flex (January) ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $351.65 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Pacer Swan SOS Flex (January) ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $468.86 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Pacer Swan SOS Flex (January) ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $665.32 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.70%)
Pacer Swan SOS Flex (January) ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	103.90%
Pacer Swan SOS Flex (January) ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.80%)
Pacer Swan SOS Flex (January) ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.90%